Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Inventory
	December 31,
	2018	2019
	(in thousands)
Finished goods	$9,406,248	9,005,001
Work-in-progress	11,133,846	9,537,700
Raw materials	5,769,010	4,917,371
	$26,309,104	23,460,072